UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22562

Barings Global Short Duration High Yield Fund
 (Exact name of registrant as specified in charter)

550 South Tryon Street
Charlotte, NC 28202
(Address of principal executive offices) (Zip code)

Janice M. Bishop
Secretary and Chief Legal Officer
c/o Barings LLC
Independence Wharf
470 Atlantic Avenue
Boston, MA 02210
 (Name and address of agent for service)

Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2017

Date of reporting period:  March 31, 2017

Item 1. Schedule of Investments.

Barings Global Short Duration High Yield Fund

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

	SHARES	COST	FAIR VALUE

Equities — 0.73%*:
Common Stocks — 0.73%*:
Sabine Oil & Gas LLC	4,262	$248,858	$136,384
Sabine Oil & Gas LLC	13,512	60,669	74,316
Sabine Oil & Gas LLC	2,407	6,547	10,832
Pinnacle Operating Corp.	1,368,352	643,125	643,125
Templar Energy LLC	135,392	782,567	1,049,290
Templar Energy LLC	86,570	865,704	1,211,985
Total Common Stocks	1,610,495	2,607,470	3,125,932

Total Equities	1,610,495	2,607,470	3,125,932

	EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE

Fixed Income — 130.79%*:
Bank Loans§ — 19.91%*:
Aerospace and Defense — 0.35%*:
Swissport Investments+	6.25%	2/9/2022	1,400,000	$1,493,719	$1,514,523
Total Aerospace and Defense			1,400,000	1,493,719	1,514,523

Automobile — 0.80%*:
FleetPride	5.25	11/19/2019	820,660	732,487	771,421
FleetPride	9.25	5/19/2020	3,000,000	2,963,664	2,637,510
Total Automobile			3,820,660	3,696,151	3,408,931

Beverage, Food and Tobacco — 0.23%*:
Del Monte Food Consumer Products, Inc.	4.31	2/18/2021	1,195,687	1,066,073	981,456
Total Beverage, Food and Tobacco			1,195,687	1,066,073	981,456

Broadcasting and Entertainment — 0.95%*:
Endemol+	6.75	8/11/2021	4,585,146	4,358,090	4,059,780
Total Broadcasting and Entertainment			4,585,146	4,358,090	4,059,780

Chemicals, Plastics and Rubber — 0.48%*:
Colouroz Investment 2 LLC+	8.25	9/30/2022	2,033,201	2,027,552	2,045,909
Total Chemicals, Plastics and Rubber			2,033,201	2,027,552	2,045,909

Diversified/Conglomerate Manufacturing — 0.15%*:
Commercial Vehicle Group Inc.	7.00	3/13/2024	638,388	625,620	625,620
Total Diversified/Conglomerate Manufacturing			638,388	625,620	625,620

Diversified/Conglomerate Service — 0.23%*:
Cologix	8.00	3/14/2025	1,000,000	990,000	995,630
Total Diversified/Conglomerate Service			1,000,000	990,000	995,630

Farming and Agriculture — 1.45%*:
Allflex Holdings, Inc.	8.00	7/19/2021	6,232,322	6,220,697	6,208,951
Total Farming and Agriculture			6,232,322	6,220,697	6,208,951

	EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE

Finance — 0.61%*:
Cunningham Lindsey Group, Inc.	9.25%	6/10/2020	5,504,015	$5,507,315	$2,628,167
Total Finance			5,504,015	5,507,315	2,628,167

Healthcare, Education and Childcare — 0.71%*:
Prospect Medical Holdings	7.13	6/1/2022	2,984,962	2,955,113	3,026,006
Total Healthcare, Education and Childcare			2,984,962	2,955,113	3,026,006

Home and Office Furnishings, Housewares, and Durable Consumer Products — 1.46%*:
AOT Bedding	9.04	11/8/2024	6,250,000	6,238,816	6,270,812
Total Home and Office Furnishings, Housewares, and Durable Consumer Products			6,250,000	6,238,816	6,270,812

Insurance — 0.89%*:
AmWins Group Inc.	7.75	1/25/2025	3,750,000	3,843,185	3,818,737
Total Insurance			3,750,000	3,843,185	3,818,737

Mining, Steel, Iron and Non-Precious Metals — 1.72%*:
Boomerang Tube, LLC	15.00	2/1/2022	670,565	670,565	670,565
Boomerang Tube, LLC	20.00	2/1/2022	742,339	688,450	668,105
Boomerang Tube, LLC	18.78	9/1/2026	189,752	189,752	189,752
Boomerang Tube, LLC	18.28	2/1/2019	1,695,860	1,695,860	84,793
Boomerang Tube, LLC	18.78	8/1/2017	189,752	189,752	189,752
Boomerang Tube, LLC	15.78	2/1/2019	2,021,169	2,021,169	2,021,169
Boomerang Tube, LLC	22.00	2/5/2021	189,752	189,752	189,752
Murray Energy Corp.	8.40	4/16/2020	3,452,992	3,417,565	3,346,156
Total Mining, Steel, Iron and Non-Precious Metals			9,152,181	9,062,865	7,360,044

Oil and Gas — 9.30%*:
Caelus Energy Alaska	8.75	4/15/2020	17,863,828	17,416,779	15,630,850
Fieldwood Energy LLC	8.38	9/30/2020	8,925,706	7,139,324	6,359,566
Fieldwood Energy LLC	8.38	10/2/2020	7,481,592	5,985,081	6,434,169
Fieldwood Energy LLC	8.00	9/30/2020	5,651,171	5,086,639	5,322,725
Gulf Finance, LLC	6.25	8/17/2023	2,937,316	2,868,027	2,925,067
Jonah Energy LLC	7.50	5/12/2021	3,301,498	3,266,413	3,144,676
Total Oil and Gas			46,161,111	41,762,263	39,817,053

Printing and Publishing — 0.25%*:
Springer+	9.00	8/14/2021	979,688	1,118,103	1,055,585
Total Printing and Publishing			979,688	1,118,103	1,055,585

Telecommunications — 0.33%*:
CenturyLink, Inc.	6.15	2/8/2018	1,426,491	1,419,358	1,426,491
Total Telecommunications			1,426,491	1,419,358	1,426,491

Total Bank Loans			90,863,852	92,384,920	85,243,695

Corporate Bonds — 110.88%*:
Aerospace and Defense — 0.26%*:
Swissport Investments+^	6.75	12/15/2021	950,000	1,040,150	1,096,567
Total Aerospace and Defense			950,000	1,040,150	1,096,567

Automobile — 5.21%*:
Gates Global LLC#^	6.00	7/15/2022	4,740,000	4,237,877	4,822,950
International Automotive Components Group, S.A.#^	9.13	6/1/2018	8,125,000	8,168,627	8,064,062
J.B. Poindexter & Co. Inc.#^	9.00	4/1/2022	8,989,000	9,304,074	9,415,977
Total Automobile			21,854,000	21,710,578	22,302,989

Beverage, Food and Tobacco — 0.96%*:
Boparan Finance plc+^	5.50	7/15/2021	1,700,000	2,006,343	2,097,461
Carrols Corp.#	8.00	5/1/2022	709,000	729,218	756,858
Manitowoc Foodservice#	9.50	2/15/2024	1,074,000	1,074,000	1,237,785
Total Beverage, Food and Tobacco			3,483,000	3,809,561	4,092,104

Broadcasting and Entertainment — 4.61%*:
Arqiva Finance+#^	9.50	3/31/2020	5,000,000	7,827,892	6,740,588
Clear Channel Worldwide Holdings Inc.#	7.63	3/15/2020	7,000,000	6,688,969	6,947,500
Clear Channel Worldwide Holdings Inc.	7.63	3/15/2020	1,277,000	1,277,000	1,286,578
Dish DBS Corp.#	7.75	7/1/2026	3,094,000	3,130,075	3,596,775
Entertainment One Ltd.+^	6.88	12/15/2022	850,000	1,282,395	1,161,342
Total Broadcasting and Entertainment			17,221,000	20,206,331	19,732,783

	EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE

Buildings and Real Estate — 3.16%*:
Beazer Homes USA Inc.#^	8.75%	3/15/2022	3,198,000	$3,261,270	$3,501,810
Cemex S.A.B. de C.V.+#^	9.38	10/12/2022	5,000,000	5,159,843	5,402,500
Cemex S.A.B. de C.V.+#^	7.75	4/16/2026	602,000	601,916	677,376
Keystone Financing+^	9.50	10/15/2019	3,000,000	4,735,212	3,948,506
Total Buildings and Real Estate			11,800,000	13,758,241	13,530,192

Cargo Transport — 7.06%*:
Direct ChassisLink Inc.#^	10.00	6/15/2023	7,894,000	8,072,125	8,446,580
Kenan Advantage Group, Inc.#^	7.88	7/31/2023	10,000,000	10,071,644	10,225,000
World Flight Services, Inc.+^	9.50	7/15/2022	5,650,000	6,267,437	6,285,232
XPO Logistics, Inc.#^	6.50	6/15/2022	5,000,000	4,865,290	5,250,000
Total Cargo Transport			28,544,000	29,276,496	30,206,812

Chemicals, Plastics and Rubber — 12.78%*:
Associated Asphalt Partners LLC#^	8.50	2/15/2018	2,327,000	2,329,854	2,327,000
Chemours Co.#	7.00	5/15/2025	5,962,000	5,538,841	6,418,093
Consolidated Energy Finance S.A.+#^	6.75	10/15/2019	8,120,000	7,958,688	8,180,900
Cornerstone Chemical Co.#^	9.38	3/15/2018	7,850,000	7,908,381	7,889,250
CVR Partners LP#^	9.25	6/15/2023	5,913,000	5,823,881	6,068,216
LSB Industries, Inc.#	8.50	8/1/2019	8,302,000	8,003,549	8,052,940
Pinnacle Operating Corp.#^	9.00	5/15/2023	1,993,613	1,993,613	1,983,645
Platform Specialty Products Corporation#^	10.38	5/1/2021	5,539,000	5,620,269	6,162,137
TPC Group, Inc.#^	8.75	12/15/2020	8,398,000	8,409,619	7,643,860
Total Chemicals, Plastics and Rubber			54,404,613	53,586,695	54,726,041

Containers, Packaging and Glass — 6.00%*:
Ardagh Packaging+^	6.75	5/15/2024	3,550,000	4,115,619	4,137,463
Bormioli+^	10.00	8/1/2018	3,450,000	3,891,324	3,796,038
Coveris Holdings S.A.#^	7.88	11/1/2019	9,850,000	9,876,954	9,702,250
Horizon Holdings+^	7.25	8/1/2023	2,000,000	2,195,510	2,258,956
Onex Wizard Acquisition Co+^	7.75	2/15/2023	5,100,000	5,773,379	5,801,142
Total Containers, Packaging and Glass			23,950,000	25,852,786	25,695,849

Diversified/Conglomerate Manufacturing — 3.38%*:
Appvion Inc.#^	9.00	6/1/2020	13,200,000	13,347,428	7,755,000
Carlisle Transportation Products#^	8.25	12/15/2019	4,250,000	4,258,060	3,740,000
StoneMor Partners L.P.#	7.88	6/1/2021	3,000,000	2,944,274	2,981,250
Total Diversified/Conglomerate Manufacturing			20,450,000	20,549,762	14,476,250

Diversified/Conglomerate Service — 1.94%*:
Carlson Travel Holdings Inc.^	9.50	12/15/2024	1,305,000	1,305,000	1,366,988
Loxam+^	6.00	4/15/2025	800,000	861,763	866,586
Zachry Holdings Inc.#^	7.50	2/1/2020	5,875,000	5,846,022	6,051,250
Total Diversified/Conglomerate Service			7,980,000	8,012,785	8,284,824

Diversified Natural Resources, Precious Metals and Minerals — 0.46%*:
IAMGOLD Corporation+^	7.00	4/15/2025	2,000,000	2,000,000	1,980,000
Total Diversified Natural Resources, Precious Metals and Minerals			2,000,000	2,000,000	1,980,000

Electronics — 4.39%*:
ADT Corp/Protection One#^	9.25	5/15/2023	8,255,000	8,675,267	9,049,544
Microsemi Corporation#^	9.13	4/15/2023	1,326,000	1,326,000	1,523,242
Western Digital Corporation#	10.50	4/1/2024	4,224,000	4,346,737	4,979,040
TIBCO Software, Inc.^	11.38	12/1/2021	2,915,000	3,182,580	3,228,362
Total Electronics			16,720,000	17,530,584	18,780,188

Finance — 6.17%*:
Galaxy Finco Ltd.+^	7.88	11/15/2021	3,900,000	6,351,594	4,978,729
GFKL Financial Services+^	8.50	11/1/2022	5,575,000	8,186,690	7,406,791
High Ridge Brands Co.^	8.88	3/15/2025	2,982,000	2,982,000	3,041,640
Icahn Enterprises^	6.75	2/1/2024	3,000,000	2,996,250	3,093,750
Marlin Financial+^	10.50	8/1/2020	4,100,000	5,840,319	5,531,391
National Financial Partners Corp.#^	9.00	7/15/2021	2,220,000	2,212,547	2,346,207
Total Finance			21,777,000	28,569,400	26,398,508

	EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE

Grocery — 0.87%*:
Post Holdings#^	8.00%	7/15/2025	1,232,000	$1,232,000	$1,382,920
Premier Foods Finance+^	6.50	3/15/2021	1,850,000	2,663,019	2,341,734
Total Grocery			3,082,000	3,895,019	3,724,654

Healthcare, Education and Childcare — 10.83%*:
Capsugel Holdings#^	7.00	5/15/2019	1,159,000	1,164,643	1,156,102
Cerberus+^	8.25	2/1/2020	3,450,000	3,842,778	3,757,835
CHS/Community Health Systemns, Inc.	6.25	3/31/2023	685,000	685,000	696,988
CHS/Community Health Systemns, Inc.	6.88	2/1/2022	2,000,000	1,749,238	1,720,000
Cognita Financing+^	7.75	8/15/2021	2,200,000	3,434,100	2,908,250
Endo International^	6.00	2/1/2025	1,500,000	1,347,409	1,278,750
Horizon Pharma plc#^	8.75	11/1/2024	1,595,000	1,597,500	1,660,794
IDH Finance PLC+^	6.25	8/15/2022	1,150,000	1,506,794	1,391,527
Kindred Healthcare, Inc.#	8.75	1/15/2023	5,699,000	5,752,500	5,713,247
Regionalcare Hospital Partners, Inc.#^	8.25	5/1/2023	9,996,000	10,107,195	10,665,732
Tenet Healthcare Corporation#	8.13	4/1/2022	4,700,000	4,674,460	4,905,625
Valeant#^	6.13	4/15/2025	7,006,000	6,300,581	5,394,620
Valeant#^	7.50	7/15/2021	3,260,000	3,260,000	2,856,575
Valeant^	6.38	10/15/2020	1,000,000	924,301	905,000
Valeant^	6.50	3/15/2022	488,000	488,000	502,030
Valeant^	7.00	3/15/2024	831,000	831,000	852,814
Total Healthcare, Education and Childcare			46,719,000	47,665,499	46,365,889

Hotels, Motels, Inns and Gaming — 0.83%*:
TVL Finance Plc+^	8.50	5/15/2023	2,600,000	3,720,870	3,565,500
Total Hotels, Motels, Inns and Gaming			2,600,000	3,720,870	3,565,500

Insurance — 1.11%*:
Onex York Acquisition Corp.#^	8.50	10/1/2022	5,102,000	5,002,749	4,770,370
Total Insurance			5,102,000	5,002,749	4,770,370

Leisure, Amusement, Motion Pictures and Entertainment — 3.80%*:
CPUK Finance Ltd+^	7.00	8/28/2020	2,100,000	3,021,588	2,767,867
Perform Group+^	8.50	11/15/2020	2,400,000	3,122,158	3,179,853
Vue Cinimas+^	7.88	7/15/2020	3,650,000	5,850,748	4,734,368
WMG Acquisition Group#^	6.75	4/15/2022	5,299,000	5,152,796	5,570,574
Total Leisure, Amusement, Motion Pictures and Entertainment			13,449,000	17,147,290	16,252,662

Machinery (Non-Agriculture, Non-Construct, Non-Electronic) —3.77%*:
Apex Tool Group LLC#^	7.00	2/1/2021	4,896,000	4,426,963	4,430,880
Gardner Denver Inc.#^	6.88	8/15/2021	3,254,000	3,135,655	3,359,755
Xerium Technologies#	9.50	8/15/2021	8,200,000	8,292,819	8,333,250
Total Machinery (Non-Agriculture, Non-Construct, Non-Electronic)			16,350,000	15,855,437	16,123,885

Mining, Steel, Iron and Non-Precious Metals — 5.07%*:
Constellium Holdco B.V.+#^	7.00	1/15/2023	3,350,000	3,929,752	3,654,272
Hecla Mining Company#	6.88	5/1/2021	5,888,000	5,688,468	6,020,480
Kissner Milling Company Limited#^	8.38	12/1/2022	6,475,000	6,468,205	6,669,250
Peabody Energy Corp.^	6.00	3/31/2022	347,000	347,000	345,048
SunCoke Energy Inc.#	7.38	2/1/2020	4,445,000	4,263,803	4,489,450
Zekelman Industries Inc.^	9.88	6/15/2023	489,000	489,000	546,457
Total Mining, Steel, Iron and Non-Precious Metals			20,994,000	21,186,228	21,724,957

Oil and Gas — 16.50%*:
CITGO Holding Inc.#^	10.75	2/15/2020	8,584,000	8,465,723	9,227,800
EP Energy#	9.38	5/1/2020	7,375,000	4,339,546	6,952,413
EP Energy^	8.00	2/15/2025	4,368,000	4,369,660	4,062,240
Ferrellgas Partners LP#	8.63	6/15/2020	8,060,000	7,992,087	7,717,450
Ferrellgas Partners LP^	8.63	6/15/2020	1,254,000	1,206,181	1,200,705
Globe Luxembourg SA+#^	9.63	5/1/2018	2,850,000	2,623,860	3,001,050
Globe Luxembourg SA+^	9.88	4/1/2022	400,000	394,264	410,500
Jupiter Resources Inc.+#^	8.50	10/1/2022	13,375,000	11,802,989	10,934,062
Kosmos Energy Ltd.#^	7.88	8/1/2021	5,164,000	4,857,822	5,202,730
Kosmos Energy Ltd.#^	7.88	8/1/2021	3,984,000	3,858,808	4,013,880
Pbf Holding Company LLC	7.00	11/15/2023	1,000,000	997,500	1,002,500
Pbf Holding Company LLC#	8.25	2/15/2020	6,000,000	6,138,793	6,120,000
Pbf Logistics LP#	6.88	5/15/2023	1,117,000	1,117,000	1,130,962
Topaz Marine SA+#^	8.63	11/1/2018	8,377,000	8,365,725	8,251,345
Welltec+#^	8.00	2/1/2019	1,387,000	1,358,211	1,393,935
Total Oil and Gas			73,295,000	67,888,169	70,621,572

	EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE

Retail Store — 2.31%*:
Boing Group Finance+^	6.63%	7/15/2019	3,050,000	$4,161,278	$3,271,873
HSS Financing PLC+^	6.75	8/1/2019	816,000	1,240,099	1,027,370
Takko Fashion+^	9.88	4/15/2019	2,300,000	3,043,619	2,061,064
Travelex+^	8.00	8/1/2018	2,800,000	4,339,623	3,534,949
Total Retail Store			8,966,000	12,784,619	9,895,256

Telecommunications — 7.66%*:
Altice S.A.+#^	7.75	5/15/2022	3,240,000	3,240,000	3,438,450
Altice S.A.+#^	7.50	5/15/2026	2,622,000	2,673,672	2,785,875
Altice S.A.+^	7.63	2/15/2025	1,250,000	1,321,280	1,321,094
Digicel Limited+#^	6.00	4/15/2021	4,000,000	3,526,976	3,635,000
Frontier Communications#	10.50	9/15/2022	1,406,000	1,406,000	1,423,575
GTT Communications^	7.88	12/31/2024	3,044,000	3,121,958	3,158,150
Hughes Satellite Systems Corp^	6.63	8/1/2026	3,000,000	2,919,790	3,067,500
Numericable-SFR+#^	7.38	5/1/2026	3,183,000	3,207,833	3,278,490
Sprint Corp.#	7.88	9/15/2023	4,428,000	4,299,404	4,904,010
Wind Acquisition+#^	7.38	4/23/2021	5,545,000	5,227,215	5,766,800
Total Telecommunications			31,718,000	30,944,128	32,778,944

Textiles & Leather — 0.55%*:
Perry Ellis International Inc#	7.88	4/1/2019	2,334,000	2,370,210	2,336,334
Total Textiles & Leather			2,334,000	2,370,210	2,336,334

Utilities — 1.20%*:
NRG Energy#	7.25	5/15/2026	5,000,000	4,976,250	5,150,000
Total Utilities			5,000,000	4,976,250	5,150,000

Total Corporate Bonds			460,742,613	479,339,837	474,613,130

Total Fixed Income			551,606,465	571,724,757	559,856,825

Total Investments			553,216,960	574,332,227	562,982,757

Other assets and liabilities — (31.52)%					(134,927,286)
Net Assets — 100%					$428,055,471

‡	The effective interest rates are based on settled commitment amount.

*	Calculated as a percentage of net assets applicable to common shareholders.

§
Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at March 31, 2017. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

+	Foreign security.

>	Defaulted security.

#	All or a portion of the security is segregated as collateral for the credit facility. See Note 8 to the financial statements for further disclosure.

^
Security exempt from registration under Rule 144a of the Securities Act of 1933.  These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

	Distributions of investments by country of risk. Percentage of assets are expressed by market value excluding cash and accrued income as of March 31, 2017.

	United States	71.0%
	United Kingdom	11.4%
	France	4.4%
	Canada	2.3%
	Italy	1.7%
	Switzerland	1.5%
	United Arab Emirates	1.5%
	Trinidad and Tobago	1.5%
	Mexico	1.1%
	(Individually less than 1%)	3.6%
		100.0%

FORWARD FOREIGN EXCHANGE CONTRACTS at March 31, 2017

Counterparty	Currency	Contract Type	Delivery Date	Value	Aggregate Face Value	Unrealized Appreciation / (Depreciation)
J.P. Morgan
British pounds		Buy	4/18/2017	$ 1,270,199	$ 1,307,321	$ 37,122
Euros		Sell	4/4/2017	(1,175,443)	(1,172,413)	3,030
Euros		Sell	4/18/2017	(40,756,349)	(41,210,647)	(454,298)
Euros		Buy	4/18/2017	1,213,480	1,210,185	(3,295)
U.S. Dollars		Buy	4/4/2017	1,175,443	1,175,443	-
U.S. Dollars		Buy	4/18/2017	37,568	37,568	-
U.S. Dollars		Buy	4/18/2017	40,718,781	40,718,781	-
U.S. Dollars		Sell	4/18/2017	(2,483,679)	(2,483,679)	-
				-	(417,441)	(417,441)

Morgan Stanley
British pounds		Sell	4/18/2017	(58,332,435)	(60,108,414)	(1,775,979)
Euros		Buy	4/4/2017	858,035	853,586	(4,449)
Euros		Sell	4/18/2017	(858,543)	(854,122)	4,421
U.S. Dollars		Buy	4/18/2017	59,190,978	59,190,978	-
U.S. Dollars		Sell	4/4/2017	(858,035)	(858,035)	-
				-	(1,776,007)	(1,776,007)

				-	(2,193,448)	(2,193,448)

Tax Basis

The cost basis of investments for federal income tax purposes at March 31, 2017 for Barings Global Short Duration High Yield Fund (the “Fund”) was as follows*:

Cost of investments	$574,332,227
Gross unrealized appreciation	20,368,808
Gross unrealized depreciation	(31,718,278)
Net unrealized depreciation	$(11,349,470)

*The above table only reflects tax adjustments through December 31, 2016.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.  For example, market participants would consider the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model, and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised is determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund’s investments:

Description	Level 1	Level 2	Level 3	Total Investments
Assets:
Equities:
Common Stocks	$-	$-	$3,125,932	$3,125,932
Total Equities:		-	3,125,932	3,125,932
Fixed Income:
Bank Loans	$-	$81,229,807	$4,013,888	$85,243,695
Bonds	-	474,613,130	-	474,613,130
Total Fixed Income	$-	$555,842,937	$4,013,888	$559,856,825
Derivative Securities:
Foreign Exchange Contracts:	$-	$44,573	$-	$44,573
Total Derivative Securities	-	44,573	-	44,573
Total Assets	$-	$555,887,510	$7,139,820	$563,027,330
Liabilities:
Foreign Exchange Contracts	$-	$2,238,021	$-	$2,238,021
Total Liabilities:	$-	$2,238,021	$-	$2,238,021

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of March 31, 2017.

Type of Assets	Fair Value as of March 31, 2017	Valuation Technique(s)	Unobservable Input

Equities
Pinnacle Operating Corp.	$643,125	Model Price	Valuation based on cost (pending service provider pricing)
Sabine Oil & Gas, LLC	$136,384	Broker Quote	$32.00; pricing source depth of 1.
Sabine Oil & Gas, LLC	$74,316	Broker Quote	$5.00; pricing source depth of 1.
Sabine Oil & Gas, LLC	$10,832	Broker Quote	$4.00; pricing source depth of 1.
Templar Energy LLC	$1,049,290	Broker Quote	$6.75; pricing source depth of 1.
Templar Energy LLC	$1,211,985	Broker Quote	$12.25; pricing source depth of 1.
Second Lien Term Loans
Boomerang Tube, LLC	$ 670,565	Model Price	Average Enterprise Valuation Multiple: 5.5x; EBITDA: $36 million.
Boomerang Tube, LLC	$ 668,105	Model Price	Average Enterprise Valuation Multiple: 5.5x; EBITDA: $36 million.
Boomerang Tube, LLC	$189,752	Model Price	Average Enterprise Valuation Multiple: 5.5x; EBITDA: $36 million.
Boomerang Tube, LLC	$84,793	Model Price	Average Enterprise Valuation Multiple: 5.5x; EBITDA: $36 million.
Boomerang Tube, LLC	$ 189,752	Model Price	Average Enterprise Valuation Multiple: 5.5x; EBITDA: $36 million.
Boomerang Tube, LLC	$2,021,169	Model Price	Average Enterprise Valuation Multiple: 5.5x; EBITDA: $36 million.
Boomerang Tube, LLC	$ 189,752	Model Price	Average Enterprise Valuation Multiple: 5.5x; EBITDA: $36 million.

Pinnacle Operating Corp. restructured its debt securities on March 15, 2017.  The Fund subsequently received new equity securities, all of which are considered Level 3.

The Fund discloses transfers between levels based on valuations at the end of the reporting period.  The following is a reconciliation of Level 3 investments based upon the inputs used to determine fair value:

	BALANCE AT DECEMBER 31, 2016	TRANSFERS INTO LEVEL 3	TRANSFERS OUT OF LEVEL 3	PURCHASES	SALES	ACCRETION OF DISCOUNT	REALIZED GAIN LOSS	CHANGE IN UNREALIZED	BALANCE AT MARCH 31, 2017	CHANGE IN UNREALIZED APPRECIATION / DEPRECIATION FROM INVESTMENTS HELD AS OF MARCH 31, 2017
Common Stocks
Equities	$2,110,595	$0	$0	$710,644	$0	$0	$0	$304,693	$3,125,932	$304,693
Fixed Income
Bank Loan	$3,871,669	$0	$0	$510,160	$0	($190,694)	$0	($177,247)	$4,013,888	($177,247)
Total	$5,982,264	$0	$0	$1,220,804	$0	($190,694)	$0	$127,446	$7,139,820	$127,446

B.  Cash and Cash Equivalents

Cash and cash equivalents consist principally of short term investments that are readily convertible into cash and have original maturities of three months or less.  At March 31, 2016, all cash and cash equivalents are held by U.S. Bank, N.A.

C.  Investment Transactions, Related Investment Income and Expenses

Investment transactions are accounted for on a trade-date basis.  Interest income is recorded on the accrual basis, including the amortization of premiums and accretion of discounts on bonds held using the yield-to-maturity method.

Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and Federal income tax purposes on the identified cost method.

Expenses are recorded on the accrual basis as incurred.

D.  Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

E.  Federal Income Taxation

The Fund has elected to be taxed as a Regulated Investment Company (“RIC”) under sub-chapter M of the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders.

F. Dividends and Distributions

The Fund declares and pays dividends monthly from net investment income. To the extent that these distributions exceed net investment income, they may be classified as return of capital. The Fund also pays a distribution at least annually from its net realized capital gains, if any. Dividends and distributions are recorded on the ex-dividend date. All common shares have equal dividend and other distribution rights. A notice disclosing the source(s) of a distribution will be provided if payment is made from any source other than net investment income. Any such notice would be provided only for informational purposes in order to comply with the requirements of Section 19(a) of the 1940 Act and not for tax reporting purposes. The tax composition of the Fund’s distributions for each calendar year is reported on Internal Revenue Service Form 1099-DIV.

Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with Federal income tax regulations and may differ from net investment income and realized gains recorded by the Fund for financial reporting purposes. These differences, which could be temporary or permanent in nature may result in reclassification of distributions; however, net investment income, net realized gains and losses, and net assets are not affected.

G.  Derivative Instruments

The following is a description of the derivative instruments that the Fund utilizes as part of its investment strategy, including the primary underlying risk exposures related to the instrument.

Forward Foreign Exchange Contracts – The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives.  The Fund transacted in and currently holds forward foreign exchange contracts to hedge against changes in the value of foreign currencies.  The Fund entered into forward foreign exchange contracts obligating the Fund to deliver or receive a currency at a specified future date.  Forward foreign exchange contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. The Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk quarterly. The Fund is also subject to credit risk with respect to the counterparties to the derivative contracts which are not cleared through a central counterparty but instead are traded over-the-counter between two counterparties. If a counterparty to an over-the-counter derivative becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. The counterparty risk for cleared derivatives is generally lower than for uncleared over-the-counter derivative transactions since generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members, will satisfy its obligations to the Fund. In addition, in the event of a bankruptcy of a clearing house, the Fund could experience a loss of the funds deposited with such clearing house as margin and of any profits on its open positions.  The counterparty risk to the Fund is limited to the net unrealized gain, in any, on the contract.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amount of receivable or payable reflected on the Statement of Assets and Liabilities.

The Fund recognized an asset on the Statement of Assets and Liabilities as a result of forward foreign exchange contracts with Morgan Stanley and J.P. Morgan.  The Fund’s policy is to recognize an asset equal to the net value of all forward foreign exchange contracts with an unrealized gain and a liability equal to the net value of all forward foreign exchange contracts with an unrealized loss.  The Fund has recognized an asset of $45,107 in net unrealized appreciation and a liability of $2,238,555 in net unrealized depreciation on forward foreign exchange contracts.  Outstanding forward foreign exchange contracts as of March 31, 2017 are indicative of the volume of activity during the period.

For the period from January 1, 2017 through March 31, 2017, the Fund’s direct investment in derivatives consisted of forward foreign exchange contracts.

The following is a summary of the fair value of derivative instruments held directly by the Fund as of March 31, 2017.  These derivatives are presented in the Schedule of Investments.

Fair values of derivative instruments on the Statement of Assets and Liabilities as of March 31, 2017:

	Statement of Assets and Liabilities Location	Fair Value
Derivatives
Forward Foreign Exchange Contracts	Unrealized Appreciation	$45,107
Total Asset Derivatives		$45,107
Liability Derivatives
Forward Foreign Exchange Contracts	Unrealized Depreciation	$2,238,555
Total Liability Derivatives		$2,238,555

The effect of derivative instruments on the Statement of Operations for the period from January 1, 2017 through March 31, 2017:

Amount of Realized Gain/(Loss) on Derivatives

Derivatives	Forward Foreign Exchange Contracts
Forward Foreign Exchange Contracts	$2,628,544
Total	$2,628,544
Change in Unrealized Appreciation/(Depreciation) on Derivatives
Forward Foreign Exchange Contracts
Derivatives
Forward Foreign Exchange Contracts	$(3,842,589)
Total	$(3,842,589)

H.   Offsetting of Financial and Derivative Assets and Liabilities

The following is a summary by counterparty of the fair value of derivative investments subject to Master Netting Agreements and collateral pledged (received), if any, as of March 31, 2017.

	J.P. MORGAN	MORGAN STANLEY
Assets:
Forward foreign exchange contracts	$40,152	$4,421
Total Assets	$40,152	$4,421
Liabilities:
Forward foreign exchange contracts	$457,593	$1,780,428
Total Liabilities	$457,593	$1,780,428
Net Exposure	$(417,441)	$(1,776,007)

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           Barings Global Short Duration High Yield Fund

By (Signature and Title)  /s/ Russell D. Morrison
 Russell D. Morrison, President

Date   May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Russell D. Morrison
 Russell D. Morrison, President

Date   May 30, 2017

By (Signature and Title)  /s/ Carlene Pollock
 Carlene Pollock, Chief Financial Officer

Date   May 30, 2017